Stock Option, Restrictive Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted)(Details) (Employee Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Options [Member]
Expected dividend yield	1.84%	0.42%	0.34%
Expected weighted-average lives of options granted	6 years 1 month	6 years 1 month	6 years 7 months
Expected weighted-average volatility	36.19%	42.40%	40.70%
Expected volatility range, minimum	27.27%	35.80%	35.04%
Expected volatility range, maximum	62.98%	62.21%	57.69%
Risk-free interest rate	1.16%	1.10%	2.91%